CONVERTIBLE NOTES (Narrative) (Details) - 12 months ended Dec. 31, 2017	USD ($) shares	CAD ($) $ / shares shares
Statement [Line Items]
Convertible Notes 1 | shares	500	500
Convertible Notes 2	$ 500,000
Convertible Notes 3	11,442	11,442
Convertible Notes 4	10.00%	10.00%
Convertible Notes 5		$ 0.12
Convertible Notes 6	10	10
Convertible Notes 7 | shares	6,609,000	6,609,000
Convertible Notes 8 | $ / shares		$ 0.10
Convertible Notes 9	$ 79,977
Convertible Notes 10 | shares	880,898	880,898
Convertible Notes 11	$ 53,315
Convertible Notes 12 | shares	7,489,898	7,489,898
Convertible Notes 13	$ 53,315
Convertible Notes 14	$ 100,000